Investment Objectives and Goals - F/m Callable Tax-Free Municipal ETF	Sep. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION – F/m Callable Tax-Free Municipal ETF (ZMUN)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the F/m Callable Tax-Free Municipal ETF (f/k/a F/m Short Duration High Coupon Tax-Free Municipal ETF) (the “F/m Callable Tax-Free Muni Fund” or the “Fund”) is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of the Bloomberg Municipal Bond Currently Callable Index (I40165US).